EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share
Weighted average number of common shares outstanding

In Thousands of Shares
Description	2018	2017	2016
Issued common shares at January 1	56,378	49,116	42,988
Effect of shares issued	4,088	3,532	3,167
Weighted average number of common shares outstanding at December 31	60,466	52,648	46,155